REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 7,043	$ 4,993
Finance and interest income	242	273
Rents and other income on operating lease	188	195
Finance, interest and other income	430	468
Total Revenues	7,473	5,461
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	6,793	4,755
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	169	156
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 81	$ 82